BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                  May 1, 2001


VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:    Variable Annuity Portfolios
               (File Nos. 333-15119 and 811-07893)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Variable Annuity Portfolios, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 9 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 26, 2001, is the most recent amendment to the Trust's registration statement relating to the series of the Trust.

     Please call the undersigned at (617) 951-8383 or Deidre Corkery at (617) 951-8281, with any questions relating to this letter.

                                           Sincerely,

                                           Jennifer H. Hurford